Note 17 - Leases: Schedule of Weighted Average Remaining Term And Discount Rate Relating To Operating Leases (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease Liabilities
Schedule of Weighted Average Remaining Term And Discount Rate Relating To Operating Leases
	As of	As of
	December 31, 2024	December 31, 2023

Weighted-average remaining term in number of months
Operating leases	113.62	27.62
Weighted-average discount rate
Operating leases	4.10%	4.36%